Investment property - Summary of gain on investment properties (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
Income from rental of investment property	S/ 65,961	S/ 65,485	S/ 57,430
Gain on valuation of investment property	7,111	19,146	21,969
Total	S/ 73,072	S/ 84,631	S/ 79,399